Accrued Pension and Severance Costs (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Information About Retirement And Severance Plans

Information about the retirement and severance plans of Advantest for the years ended March 31 was as follows:

	Yen (Millions)
	2011	2012		2013
	Japanese plans	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Components of net periodic benefit cost:
Service cost	¥1,362	1,355	227	1,487	345
Interest cost	724	748	242	689	348
Expected return on plan assets	(486)	(405)	(237)	(299)	(267)
Amortization of unrecognized:
Net actuarial (gain) or loss	487	511	—	790	241
Prior service (benefit) cost	(176)	(172)	—	(168)	—
Other	—	(18)	—	—	—

Net periodic benefit cost	¥1,911	2,019	232	2,499	667

Schedule Of Benefit Obligation, Fair Value Of Plan Assets And Funded Status Of Plan

The following table sets forth the plans’ benefit obligation, fair value of plan assets, funded status at March 31, 2012 and 2013.

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Change in benefit obligation:
Balance at beginning of year	¥34,285	230	38,433	10,214
Service cost	1,355	227	1,487	345
Interest cost	748	242	689	348
Actuarial (gain) or loss	2,464	2,349	3,645	420
Plan amendment	123	—	—	34
Plan participants’ contributions	—	66	—	16
Benefits paid	(542)	(80)	(665)	(548)
Acquisition of Verigy	—	7,518	—	—
Translation adjustments	—	(338)	—	1,103

Balance at end of year	38,433	10,214	43,589	11,932

Change in plan assets:
Balance at beginning of year	20,282	—	19,995	4,636
Employer contributions	1,786	131	1,759	26
Plan participants’ contributions	—	66	—	131
Actual return or (loss) on plan assets	(1,594)	(278)	2,010	297
Benefits paid	(479)	(35)	(557)	(158)
Acquisition of Verigy	—	5,051	—	—
Translation adjustments	—	(299)	—	504

Balance at end of year	19,995	4,636	23,207	5,436

Funded status	¥(18,438)	(5,578)	(20,382)	(6,496)

Schedule Of Amounts Recognized In Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Accrued expenses	¥(183)	(389)	(196)	(107)
Accrued pension and severance costs	(18,255)	(5,189)	(20,186)	(6,389)

	(18,438)	(5,578)	(20,382)	(6,496)

Schedule Of Pension Related Adjustments (Net Of Tax) Recognized In Accumulated Other Comprehensive Income (Loss)

Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss) at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Actuarial loss	¥(9,405)	(1,979)	(10,648)	(2,421)
Prior service benefit	751	—	657	—

	(8,654)	(1,979)	(9,991)	(2,421)

Schedule Of Changes In Pension Related Adjustments (Net Of Tax) Recognized In Other Comprehensive Income (Loss)

Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss) for the year ended March 31, 2012 and 2013 were summarized as follows:

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Current year actuarial gain (loss)	¥(4,463)	(1,979)	(1,934)	(317)
Amortization of actuarial gain	243	—	691	162
Current year prior service benefit	(123)	—	—	—
Amortization of prior service benefit and other	(6)	—	(94)	—
Translation adjustments	—	—	—	(287)

	(4,349)	(1,979)	(1,337)	(442)

Schedule Of Estimated Prior Service Cost And Actuarial Loss For Defined Benefit Pension Plans

The estimated prior service cost and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follow:

	Yen (Millions)
	Japanese Plans	Non-Japanese plans
Actuarial loss	¥919	¥276
Prior service benefit	(168)	—

	751	276

Schedule Of Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets

Pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2012 and 2013 were summarized as follows:

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Projected benefit obligation	¥38,433	10,214	43,589	11,932
Accumulated benefit obligation	37,531	8,638	42,573	10,076
Fair value of plan assets	19,995	4,636	23,207	5,436

Schedule Of Weighted-Average Assumptions Used To Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations as of March 31:

	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	1.8%	3.7%	1.3%	3.5%
Rate of compensation increase	3.0%	2.8%	3.0%	2.6%

Schedule Of Weighted-Average Assumptions Used To Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	2011	2012		2013
	Japanese plans	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	2.2%	2.2%	4.8%	1.8%	3.7%
Expected return on plan assets	2.5%	2.0%	6.6%	1.5%	5.7%
Rate of compensation increase	3.0%	3.0%	2.8%	3.0%	2.8%

Schedule Of Weighted-Average Asset Allocation Of Domestic Benefit Plans

Japanese benefit plans’ weighted-average asset allocation at March 31, 2012 and 2013 by asset category were as follows:

	2012	2013	Target
Equity securities	39.1%	34.5%	30.0%
Debt securities	26.9	30.1	35.0
Cash	5.6	9.5	2.0
Life insurance company general accounts	16.3	13.0	13.0
Other	12.1	12.9	20.0

	100.0%	100.0%	100.0%

Non-Japanese benefit plans’ weighted-average asset allocation at March 31, 2012 and 2013 by asset category were as follows:

	2012	2013	Target
Equity securities	38.4%	42.8%	43.6%
Debt securities	12.3	35.1	35.8
Cash	42.4	18.2	16.7
Other	6.9	3.9	3.9

	100.0%	100.0%	100.0%

Schedule Of Changes In Level 3 Plan Assets

Changes in the Level 3 plan assets for the years ended March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
	Hedge funds	Hedge funds
Balance at beginning of year	¥1,433	1,137
Net realized / unrealized gain (loss)	(1,572)	23
Purchases, issuances and settlements	1,276	(147)
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥1,137	1,013

Schedule Of Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are estimated as follows:

Year ending March 31	Yen (Millions)
	Japanese plans	Non-Japanese plans
2014	¥850	145
2015	929	175
2016	1,017	113
2017	1,136	240
2018	1,258	208
2019 through 2023	9,264	2,091

Japanese Plans
Schedule Of Fair Value Of Plan Assets Measured With Levels Of Inputs

Japanese benefit plans’ asset allocation at March 31, 2012 and 2013 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	1,110	1,110	—	—
Equity securities:
Japanese companies	1,509	1,509	—	—
Pooled funds (a)	6,319	—	6,319	—
Debt securities:
Pooled funds (b)	5,375	—	5,375	—
Hedge funds (c)	2,415	—	1,278	1,137
Life insurance company general accounts	3,267	—	3,267	—

Total	19,995	2,619	16,239	1,137

(a)	These funds invested in listed equity securities consisting of approximately 50% Japanese listed companies and 50% foreign listed companies. This category included both long and short positions aggregating ¥1,070 million, invested in Japanese listed companies’ equity.
(b)	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese corporate bonds, and 5% Japanese municipal bonds.
(c)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.

		Yen (Millions)
		Fair Value Measurements at March 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	2,202	2,202	—	—
Equity securities:
Japanese companies	1,379	1,379	—	—
Pooled funds (d)	6,633	—	6,633	—
Debt securities:
Pooled funds (e)	6,975	—	6,975	—
Hedge funds (f)	2,993	—	1,980	1,013
Life insurance company general accounts	3,025	—	3,025	—

Total	23,207	3,581	18,613	1,013

(d)	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies.
(e)	These funds invested in approximately 80% Japanese government bonds, 15% Japanese corporate bonds, and 5% Japanese municipal bonds.
(f)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.

Non-Japanese Plans
Schedule Of Fair Value Of Plan Assets Measured With Levels Of Inputs

Non-Japanese benefit plan asset allocation at March 31, 2012 and 2013 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents (a)	1,967	1,967	—	—
Equity securities:
Pooled funds (b)	1,779	—	1,779	—
Debt securities:
Pooled funds (c)	571	—	571	—
Commodities	319	—	319	—

Total	4,636	1,967	2,669	—

(a)	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
(b)	These funds invested in listed equity securities consisting of foreign equities.
(c)	These funds invested in international bonds.

		Yen (Millions)
		Fair Value Measurements at March 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents (d)	992	992	—	—
Equity securities:
Pooled funds (e)	2,326	—	2,326	—
Debt securities:
Pooled funds (f)	1,910	—	1,910	—
Commodities	208	—	208	—

Total	5,436	992	4,444	—

(d)	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
(e)	These funds invested in listed equity securities consisting of foreign equities.
(f)	These funds invested in international bonds.